5 Business combinations (Details Narrative) - BRL (R$) R$ in Thousands											12 Months Ended
		Nov. 09, 2020	Nov. 04, 2020	Nov. 03, 2020	Jul. 20, 2020	May 05, 2020	Jan. 31, 2020	May 09, 2019	Apr. 03, 2019	Mar. 29, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Net revenue											R$ 1,201,191	R$ 750,630	R$ 333,935
Income loss before income taxes											R$ 335,054	R$ 186,937	R$ 98,722
Guardaya [member]
Disclosure of detailed information about business combination [line items]
Description of acquiree										Afya Brazil merged (i) BR Health, a wholly-owned subsidiary of Crescera that controls Guardaya and is one of Afya Brazil's shareholders; and (ii) Guardaya which owns 100% of Medcel Editora and CBB Web, resulting in the transfer to Afya Brazil of 100% of Medcel Editora and CBB Web shares. In connection with the transaction 15% of UEPC's shares were acquired. Afya Brazil issued 378,696 common shares as a consideration for the interest in BR Health and Guardaya. The fair value of the consideration given was R$ 259,113. This transaction was strategic to the Company and was accounted for under IFRS 3 – Business Combinations.
Revenue of acquiree since acquisition date										R$ 40,554
Profit (loss) of acquiree since acquisition date										5,786
Transaction costs										482
Net revenue										75,238
Income loss before income taxes										R$ 21,924
FCMPB [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%
Description of acquiree		The total net purchase price of R$379,913 was adjusted to Rincreased by R$ 142 and income before income taxes for 2020 would have been decreased by R$ 46.$378,807 and is comprised of (i) R$189,913 paid in cash on the transaction closing date, and (ii) R$188,894 is payable in cash in four equal installments through 2024, adjusted by the CDI rate.
Transaction costs		R$ 721
Net revenue		10,509
Income loss before income taxes		R$ 3,570
MEDPHONE [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			100.00%
Description of acquiree			The net purchase price was R$6,373 of which 100% was paid in cash on the closing of the operation. The purchase price was adjusted to R$6,409, this price adjustment of R$ 36 was paid on February 2, 2021.
Transaction costs			R$ 158
Net revenue			49
Income loss before income taxes			57
Increase in revenue			142
Decreased in income before income taxes			R$ 46
FESAR [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				100.00%
Description of acquiree				The aggregate purchase price was R$260,836, including the CDI rate adjustment from the signing date and the real state of the operation, estimated at R$ 17,397, of which 100% was paid in cash on the closing of the operation. The purchase consideration was adjusted by R$1,569 and was paid on February 25, 2021.
Transaction costs				R$ 2,047
Net revenue				6,280
Income loss before income taxes				3,751
Increase in revenue				29,113
Increase in income before income taxes				R$ 14,918
PEBMED [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary					100.00%
Description of acquiree					The original purchase price of R$ 132,900 was adjusted by R$ 30 and was comprised by: i) R$115,339 paid in cash on the acquisition date; and ii) R$ 17,531 was paid with Afya Brazil’s shares which were afterwards contributed to the Company in exchange of issuance of 141,976 of its own shares.
Transaction costs					R$ 613
Net revenue					17,535
Income loss before income taxes					3,413
Increase in revenue					17,452
Decreased in income before income taxes					R$ 1,813
UniSL [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						100.00%
Description of acquiree						The original purchase consideration of R$201,521 was adjusted by R$7,816, of which: (i) 70% is payable in cash on the transaction closing date, and (ii) 30% is payable in cash in three equal installments through 2023, adjusted by the CDI rate. The purchase consideration adjustment of R$7,816 will be deducted from the first installment due in May 2021.
Transaction costs						R$ 1,666
Net revenue						113,894
Income loss before income taxes						30,648
Increase in revenue						57,477
Additional payment made						80,000
Increase in income before income taxes						R$ 9,455
UniRedentor [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							100.00%
Description of acquiree							The original purchase price of R$214,608, was adjusted by R$4,503 and was comprised by: i) R$114,607 paid in cash on the acquisition date; and ii) R$100,000 is payable in five equal installments from January 2021 to July 2024, adjusted by the CDI rate. The purchase consideration adjustment of R$4,503 will be deducted from the first installment due in January 2021
Transaction costs							R$ 1,380
Net revenue							10,509
Income loss before income taxes							R$ 3,570
Instituto de pesquisa e ensino medico do estado de minas gerais ltda. ("IPEMED") [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary								100.00%
Description of acquiree								IPEMED is a post-secondary education institution with campuses located in the states of Bahia, Minas Gerais, Rio de Janeiro, São Paulo and in the Distrito Federal. It focuses on medical graduate programs. The purchase price was R$ 97,542, being: i) R$ 25,000 paid in cash as advance through April 2019; ii) R$ 27,239 paid in cash on the acquisition date; iii) R$45,303 payable in five annual installments due from February 2020 to February 2024 adjusted by the Interbank Certificates of Deposit ("CDI") rate. This transaction was strategic to the Company and was accounted for under IFRS 3 – Business Combinations.
Purchase consideration transferred	[1]							R$ 97,542
Goodwill recognised	[1]							87,647
Revenue of acquiree since acquisition date								43,244
Profit (loss) of acquiree since acquisition date								10,735
Revenue of combined entity as if combination occurred at beginning of period								67,594
Profit (loss) of combined entity as if combination occurred at beginning of period								6,808
Cash paid	[1]							52,239
Payable in installments	[1]							45,303
Transaction costs	[1]							R$ (180)
Description of adjustment								R$45,303 payable in five annual installments due from February 2020 to February 2024 adjusted by the Interbank Certificates of Deposit ("CDI") rate.
Instituto educacional santo agostinho s.a. ("FASA") [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary									90.00%
Description of acquiree									The purchase price of R$ 201,565 is comprised by: i) R$ 102,330 paid in cash on the acquisition date; ii) R$ 39,695 payable in April 2020; iii) R$ 29,770 payable in April 2021; and iv) R$ 29,770 payable in April 2022, adjusted by the IPCA rate + 4.1% per year. This transaction was strategic to the Company and was accounted for under IFRS 3 – Business Combinations. There isare no contingent consideration associated with the acquisition of FASA.
Purchase consideration transferred	[2]								R$ 201,565
Goodwill recognised	[2]								58,903
Revenue of acquiree since acquisition date									69,996
Profit (loss) of acquiree since acquisition date									16,501
Revenue of combined entity as if combination occurred at beginning of period									90,063
Profit (loss) of combined entity as if combination occurred at beginning of period									16,872
Cash paid	[2]								102,330
Payable in installments	[2]								99,235
Transaction costs	[2]								R$ (1,887)
Description of adjustment									IPCA rate + 4.1% per year

[1]	During the measurement period of the assets acquired and liabilities assumed at the fair value, the Company has identified R$1,320 of indemnification assets, related to the acquisition of IPEMED.
[2]	During the measurement period, the purchase consideration for the acquisition of FASA was adjusted by R$3,022 as a result of purchase price adjustments. Accordingly, goodwill was updated to R$58,903.